Schedule of sales to major customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Sales	$ 10,570	$ 17,637
Customer A [member]
IfrsStatementLineItems [Line Items]
Sales	3,949	10,496
Customer B [Member]
IfrsStatementLineItems [Line Items]
Sales	1,236	650
Customers [member]
IfrsStatementLineItems [Line Items]
Sales	$ 5,185	$ 11,146